Intangible Assets, net (Details) (USD $)	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Contract value	Dec. 31, 2011 Contract value	Dec. 31, 2012 Covenant not to compete	Dec. 31, 2011 Covenant not to compete
Amortized intangible assets
Gross Carrying Amount	$ 571,529,000	$ 630,189,000			$ 626,770,000	$ 569,830,000	$ 3,419,000	$ 1,699,000
Accumulated Amortization	(39,903,000)	(107,112,000)			(105,868,000)	(39,574,000)	(1,244,000)	(329,000)
Amortization expense	39,900,000	67,200,000	11,900,000	22,300,000
Unamortized intangible assets, Carrying Amount
Trade names	32,000,000	32,000,000
Radio frequencies	601,000	901,000
License		8,240,000
Total	604,130,000	671,330,000
Estimated annual amortization over each of the next five years
2013		74,893,000
2014		74,711,000
2015		74,448,000
2016		67,622,000
2017		$ 62,904,000